Structured operations certificates (Tables)	12 Months Ended
Dec. 31, 2020
Subclassifications of assets, liabilities and equities [abstract]
Structured operations certificates

	2020	2019

Maturity
From 91 to 180 days	945	—
From 180 to 360 days	1,489	—
After 360 days	2,176,025	19,474
Total	2,178,459	19,474
Current	2,434	—
Non-Current	2,176,025	19,474